TAXATION - Aggregate Amount and Per Share Effect of Reduction of CIT (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
The aggregate amount of effect	¥ 239,268	¥ 140,235	¥ 44,191
Per share effect - basic	¥ 1.21	¥ 0.74	¥ 0.25
Per share effect - diluted	¥ 1.19	¥ 0.68	¥ 0.25